Short-Term and Long-Term Debt (Details Narrative) - USD ($)																				1 Months Ended					3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 09, 2022	Jun. 09, 2022	May 17, 2022	Apr. 25, 2022	Mar. 29, 2022	Mar. 29, 2022	Dec. 31, 2021	Oct. 15, 2021	Oct. 15, 2021	Aug. 27, 2021	Aug. 04, 2021	May 04, 2021	May 04, 2021	Apr. 20, 2021	Mar. 08, 2021	Oct. 01, 2020	Aug. 06, 2020	Apr. 27, 2020	Sep. 13, 2018	Oct. 27, 2021	Aug. 27, 2021	Jul. 30, 2021	Apr. 20, 2021	Apr. 27, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 08, 2022	Jul. 08, 2022	Mar. 28, 2022	Mar. 08, 2022	Aug. 26, 2021	Mar. 10, 2021	Mar. 13, 2019
Proceeds from sale of property held for sale																			$ 1,240,000
Proceeds from debt									$ 100,000
Additional paid-in capital							$ 13,161,000																		$ 13,211,000				$ 13,211,000			$ 13,161,000	$ 11,564,000
Amortization of debt discount																													179,000	$ 356,000		453,000
Additional paid in capital convertible debt with conversion feature																											$ 21,000	$ 375,000				$ 500,000
Remaining outstanding principal balance								$ 300,000	300,000	$ 300,000											$ 300,000
Line of credit remaining borrowing capacity																				$ 200,000
May Warrant [Member]
Ownership percentage			4.99%
A B C Impact L L C [Member]
Ownership percentage		9.99%
A B C Impact L L C [Member] | June Loan [Member]
Ownership percentage		4.99%
Restricted Stock [Member]
Restricted shares, granted																																2,900,000	180,000
Subsequent Event [Member] | A B C Impact L L C [Member]
Ownership percentage																																		4.99%
Warrant [Member]
Warrants maturity date												May 04, 2026	May 04, 2026
Share price												$ 0.05	$ 0.05
Warrant [Member] | A B C Impact L L C [Member]
Ownership percentage		4.99%
Common Stock [Member]
Additional paid in capital convertible debt with conversion feature
First Draw PPP Loan [Member]
Debt instrument, fee amount											$ 1,000,000
Proceeds from loans																		$ 1,899,832						$ 1,899,832
Maturity date											Apr. 24, 2022													Apr. 24, 2022
Interest rate, percentage					1.00%	1.00%												1.00%						1.00%
Interest paid																													2,500	0.0		2,500
Debt instrument term					60 months
Debt instrument periodic payment, description																		17 equal monthly payments
Debt instrument periodic payment						$ 29,000
First Draw PPP Loan [Member] | Principal [Member]
Debt instrument decrease forgiveness											$ 900,000
First Draw PPP Loan [Member] | Interest [Member]
Debt instrument decrease forgiveness											$ 11,000
Second Draw PPP Loan [Member]
Debt instrument, fee amount							1,900,000																		$ 1,900,000				1,900,000			1,900,000
Proceeds from loans														$ 1,899,832									$ 1,899,832
Interest rate, percentage														1.00%									1.00%
Debt instrument term														60 months									60 months
FLORIDA
Proceeds from sale of property held for sale																$ 2,500,000
One Twenty Days Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																			12.00%
Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																			30.00%
LTP Debenture [Member]
Amortization of debt discount																													57,000	0.0		$ 38,000
Debt instrument unconverted amount																																					$ 46,000
Accrued interest																																					$ 9,000
LTP Debenture [Member] | Subsequent Event [Member]
Debt instrument unconverted amount																																				$ 46,000
Accrued interest																																				$ 9,000
Subordinated Debenture [Member] | Michel Botbol [Member]
Debt instrument, fee amount												$ 25,000	$ 25,000
Interest rate, percentage												10.00%	10.00%
Debt conversion price												$ 0.05	$ 0.05
Warrants maturity date												May 04, 2026	May 04, 2026
Warrants exercise price percentage												19.90%	19.90%
Debt conversion converted instrument shares issued												500,000	500,000
Amortization of debt discount																															$ 21,000
Warrant issued strike price												$ 0.05
GLD Debenture [Member] | Restricted Stock [Member]
Restricted shares, granted																										150,000						150,000
Legacy Tech Partners, LLC [Member]
Debt fee amount										675,000											675,000																	$ 1,000,000
Convertible Promissory Note [Member]
Interest rate, percentage			6.00%
Warrants exercise price percentage			125.00%
Debt instrument convertible threshold percentage			20.00%
Interest rate, percentage			110.00%
May Loan [Member]
Interest rate, percentage			12.00%
Ten Percent Convertible Debenture [Member]
Interest rate, percentage		10.00%
Interest rate, percentage		18.00%
Debt description		(i) the outstanding principal amount of the June Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the June Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the June Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the June Debenture
Ten Percent Convertible Debenture [Member] | Subsequent Event [Member]
Interest rate, percentage																																		10.00%	10.00%
Ten Percent Convertible Debenture [Member] | Maximum [Member] | Subsequent Event [Member]
Interest rate, percentage																																		18.00%	18.00%
Regrowth Fund L L C [Member]
Debt instrument, fee amount																	$ 500,000
Short term debt, percentage bearing fixed interest rate																	12.00%
Proceeds from debt, net of issuance costs																	$ 396.7
Regrowth Fund L L C [Member] | Promissory Note [Member]
Proceeds from short term debt																	$ 1,000,000.0
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member]
Debt instrument, fee amount								300,000	$ 300,000	300,000					$ 375,000					200,000	300,000
Interest rate, percentage															10.00%
Debt conversion price															$ 0.05
Proceeds from debt								$ 100,000																							314,000
Legal fees																															61,000
Warrants exercise price percentage															19.90%
Debt Conversion, Original Debt, Amount													$ 330,000
Debt conversion converted instrument shares issued													6,600,000
Additional paid-in capital							375,000																									$ 375,000
Beneficial conversion feature							228,000													$ 228,000												375,000
Amortization of debt discount																																361,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Maximum [Member]
Debt instrument, fee amount										1,000,000											1,000,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Minimum [Member]
Debt instrument, fee amount										675,000											675,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Prior to March 31, 2022 [Member]
Additional borrowing limit															$ 625,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Prior to March 8, 2024 [Member]
Additional borrowing limit															$ 4,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Warrant [Member]
Debt conversion price															$ 0.05
Warrants maturity date															Mar. 08, 2026
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Common Stock [Member]
Share price																																							$ 0.155
Legacy Tech Partners, LLC [Member] | Senior Secured Convertible Debenture [Member]
Interest rate, percentage															10.00%
Debt conversion price															$ 0.05
Warrants maturity date															Mar. 08, 2026
Proceeds from debt																															314,000
Legal fees																															61,000
Debt conversion converted instrument shares issued												6,600,000
Share price																																							$ 0.155
Amortization of debt discount																										$ 14,000				0.0
Convertible debt															$ 375,000
Warrant issued strike price															$ 0.05
Debt description															The aggregate number of shares issuable upon conversion of the LTP Debenture and upon the exercise of the “LTP Warrants may not exceed 19.9% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares upon conversion of the Debenture and the exercise of the “LTP Warrants. At the Annual Meeting of Stockholders of the Company held on July 2, 2021, the stockholders approved the future issuance of shares to LTP upon conversion under the LTP Debenture in excess of the 19.9% limitation, but no such shares have been issued
Debt conversion converted instrument amount												$ 330,000
Additional paid in capital convertible debt with conversion feature																																375,000
Legacy Tech Partners, LLC [Member] | Senior Secured Convertible Debenture [Member] | Prior to March 31, 2022 [Member]
Convertible debt															$ 625,000
Legacy Tech Partners, LLC [Member] | Senior Secured Convertible Debenture [Member] | Prior to March 8, 2024 [Member]
Convertible debt															$ 4,000,000
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member]
Debt instrument, fee amount										$ 500,000											$ 500,000
Maturity date										Aug. 27, 2026											Aug. 27, 2026
Interest rate, percentage										10.00%											10.00%
Debt conversion price										$ 0.0005											$ 0.0005
Warrants maturity date										Aug. 27, 2026											Aug. 27, 2026
Proceeds from debt																													485,200		485,200
Legal fees																													14,800		$ 14,800
Warrants exercise price percentage										19.90%											19.90%
Share price										$ 0.10											$ 0.10
Additional paid-in capital							500,000																									500,000
Beneficial conversion feature																																500,000
Amortization of debt discount																													$ 25,000	$ 0.0		33,300
Warrant issued strike price										$ 0.05
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member] | Prior to December 31, 2023 [Member]
Additional borrowing limit										$ 500,000											$ 500,000
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member] | Warrant [Member]
Warrants maturity date										Aug. 27, 2026											Aug. 27, 2026
Share price										$ 0.05											$ 0.05
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member] | Common Stock [Member]
Share price										$ 0.10											$ 0.10
A B C Impact L L C [Member] | Ten Percent Convertible Debenture [Member]
Interest rate, percentage		1000.00%
Debt conversion price		$ 0.05
Debt description		(i) the outstanding principal amount of the July Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the July Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the July Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the July Debenture
Warrant exercise price		$ 0.05
Warrant term		5 years
A B C Impact L L C [Member] | Ten Percent Convertible Debenture [Member] | June Loan [Member]
Line of credit remaining borrowing capacity		$ 4,950,000
line of credit		$ 50,000
A B C Impact L L C [Member] | Ten Percent Convertible Debenture [Member] | Subsequent Event [Member]
Debt conversion price																																		$ 0.05
Debt description	(a) the greater of (i) the outstanding principal amount of the August Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the August Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the August Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the August Debenture.
Warrant term																																		5 years
Mortgage And Security Agreement [Member]
Debt instrument, fee amount																																								$ 500,000
Mortgage And Security Agreement [Member] | One Twenty Days Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																																								12.00%
Mortgage And Security Agreement [Member] | Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																																								30.00%
Mortgage And Security Agreement [Member] | Regrowth Fund L L C [Member]
Debt instrument, fee amount																			$ 500,000
Proceeds from short term debt																			$ 459,269
GLD Debenture [Member]
Vested shares of common stock										315,000
Number of common stock received										315,000
Premium Finance Agreement [Member]
Interest rate, percentage																						5.55%
Debt instrument term																						10 months
Insurance coverage amount																						$ 26,000
Accrued insurance							$ 11,000																			$ 4,000.0						$ 11,000
S B A Loan Agreement [Member] | E I D L Loan [Member]
Proceeds from loans				$ 200,000
Interest rate, percentage				3.75%
Debt instrument term				30 years
Debt instrument periodic payment				$ 1,000
The Purchase Agreement [Member] | Convertible Promissory Note [Member]
Proceeds from loans			$ 110,000
Amortization of financing costs and discounts			$ 10,000
Common stock, percentage			100.00%